Notes Payable - Schedule of Notes Payable (Details) (Parenthetical) (USD $)	1 Months Ended	12 Months Ended
	Apr. 27, 2007	Dec. 31, 2013 Note Payable - Originating April 2, 2008; No Monthly Payments Required; Bearing Interest At 8%; Matured October 2, 2008 [Member]	Dec. 31, 2012 Note Payable - Originating April 2, 2008; No Monthly Payments Required; Bearing Interest At 8%; Matured October 2, 2008 [Member]	Dec. 31, 2013 Note Payable - Originating May 30, 2008; No Monthly Payments Required; Bearing Interest At 8%; Matured November 30, 2008 [Member]	Dec. 31, 2012 Note Payable - Originating May 30, 2008; No Monthly Payments Required; Bearing Interest At 8%; Matured November 30, 2008 [Member]	Dec. 31, 2013 Note Payable - Originating June 16, 2008; No Monthly Payments Required; Bearing Interest At 8%; Matured December 16, 2008 [Member]	Dec. 31, 2012 Note Payable - Originating June 16, 2008; No Monthly Payments Required; Bearing Interest At 8%; Matured December 16, 2008 [Member]	Dec. 31, 2013 Notes Payable - Originating October 2, 2008 through December 1, 2008; No Monthly Payments Required; Bearing Interest At 8%; Matured April 2, 2009 through June 1, 2009 [Member]	Dec. 31, 2012 Notes Payable - Originating October 2, 2008 through December 1, 2008; No Monthly Payments Required; Bearing Interest At 8%; Matured April 2, 2009 through June 1, 2009 [Member]	Dec. 31, 2013 Note Payable - Originating September 19, 2011; Requiring 84 Monthly Payments Of $3,533 Commencing November 1, 2011; Bearing Interest At 5%; Maturing October 1, 2018 [Member]	Dec. 31, 2012 Note Payable - Originating September 19, 2011; Requiring 84 Monthly Payments Of $3,533 Commencing November 1, 2011; Bearing Interest At 5%; Maturing October 1, 2018 [Member]
Notes payable, origination date	Jun. 01, 2007	Apr. 02, 2008	Apr. 02, 2008	May 30, 2008	May 30, 2008	Jun. 16, 2008	Jun. 16, 2008			Sep. 19, 2011	Sep. 19, 2011
Notes payable, origination date, description								October 2, 2008 through December 1, 2008	October 2, 2008 through December 1, 2008
Notes payable, maturity date	May 01, 2014	Oct. 02, 2008	Oct. 02, 2008	Nov. 30, 2008	Nov. 30, 2008	Dec. 16, 2008	Dec. 16, 2008			Oct. 01, 2018	Oct. 01, 2018
Notes payable, maturity date, description								April 2, 2009 through June 1, 2009	April 2, 2009 through June 1, 2009
Notes payable, interest percentage	5.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	5.00%	5.00%
Notes payable, payment term	84 payments									84 monthly payments	84 monthly payments
Notes payable, periodic payment	$ 3,533									$ 3,533	$ 3,533